RELATED PARTY TRANSACTIONS AND BALANCES - Balances with related parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Due from a related party	$ 30,666	$ 28,667
Due to a related party		3,566
Related Party | Anruitai Investment Limited
RELATED PARTY TRANSACTIONS AND BALANCES
Due from a related party	$ 30,666	28,667
Related Party | Ms. Wenxiu Zhong
RELATED PARTY TRANSACTIONS AND BALANCES
Due to a related party		$ 3,566